John Hancock
Investors Trust
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 15.4% (9.0% of Total investments)					$19,071,934
(Cost $19,460,454)
U.S. Government 15.4%					19,071,934
U.S. Treasury
Note (A)(B)	0.250	05-15-24		9,500,000	9,122,969
Note (B)	0.375	04-15-24		5,500,000	5,310,293

Note (A)(B)	0.500	03-31-25		5,000,000	4,638,672
Corporate bonds 135.2% (79.3% of Total investments)					$167,240,455
(Cost $176,972,659)
Communication services 18.8%					23,212,635
Diversified telecommunication services 3.3%
Connect Finco SARL (B)(C)	6.750	10-01-26		1,110,000	1,064,178
GCI LLC (B)(C)	4.750	10-15-28		820,000	712,766
Iliad Holding SASU (B)(C)	6.500	10-15-26		800,000	766,689
Level 3 Financing, Inc. (B)(C)	4.625	09-15-27		428,000	325,133
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25		1,210,000	827,256
Zayo Group Holdings, Inc. (A)(B)(C)	6.125	03-01-28		551,000	339,711
Entertainment 1.9%
AMC Entertainment Holdings, Inc. (A)(B)(C)	7.500	02-15-29		975,000	667,875
Cinemark USA, Inc. (C)	8.750	05-01-25		570,000	575,698
Netflix, Inc. (B)	5.875	11-15-28		1,035,000	1,066,294
Interactive media and services 1.1%
Arches Buyer, Inc. (C)	6.125	12-01-28		310,000	266,988
Cars.com, Inc. (B)(C)	6.375	11-01-28		644,000	607,431
Match Group Holdings II LLC (A)(B)(C)	5.625	02-15-29		500,000	475,092
Media 9.2%
Altice Financing SA (C)	5.000	01-15-28		510,000	395,740
Altice Financing SA (C)	5.750	08-15-29		400,000	299,968
Altice France Holding SA (C)	10.500	05-15-27		600,000	253,886
Altice France SA (B)(C)	5.500	10-15-29		625,000	443,754
Altice France SA (B)(C)	8.125	02-01-27		712,000	582,403
CCO Holdings LLC (B)(C)	5.125	05-01-27		645,000	605,138
CCO Holdings LLC (B)(C)	6.375	09-01-29		1,295,000	1,238,254
Comcast Corp. (B)	5.250	11-07-25		1,000,000	1,005,219
CSC Holdings LLC (B)(C)	5.500	04-15-27		575,000	492,991
DISH Network Corp. (B)(C)	11.750	11-15-27		820,000	825,394
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,206,364
iHeartCommunications, Inc.	8.375	05-01-27		1,200,000	820,932
LCPR Senior Secured Financing DAC (B)(C)	6.750	10-15-27		945,000	883,849
News Corp. (C)	5.125	02-15-32		625,000	571,875
Stagwell Global LLC (C)	5.625	08-15-29		1,000,000	850,865
Townsquare Media, Inc. (C)	6.875	02-01-26		970,000	934,838
Wireless telecommunication services 3.3%
SoftBank Group Corp.	5.125	09-19-27		1,000,000	934,990
Sprint LLC (B)	7.125	06-15-24		2,150,000	2,170,234
Sprint LLC (B)	7.875	09-15-23		1,000,000	1,000,830
Consumer discretionary 22.8%					28,193,646
Automobile components 1.5%
Clarios Global LP (B)(C)	6.750	05-15-28		511,000	513,281
The Goodyear Tire & Rubber Company (A)(B)	5.000	07-15-29		289,000	266,489
The Goodyear Tire & Rubber Company (B)	5.250	04-30-31		505,000	457,878
ZF North America Capital, Inc. (C)	6.875	04-14-28		586,000	595,163
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 4.7%
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	$1,009,860
Ford Motor Credit Company LLC	6.950	06-10-26	439,000	442,512
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	421,333
General Motors Company (B)	6.750	04-01-46	1,500,000	1,529,884
General Motors Company (B)	6.800	10-01-27	1,434,000	1,496,742
Nissan Motor Company, Ltd. (C)	4.345	09-17-27	1,000,000	930,630
Broadline retail 1.9%
Liberty Interactive LLC	8.250	02-01-30	914,000	346,333
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	475,000	441,251
Nordstrom, Inc.	4.250	08-01-31	500,000	394,300
Nordstrom, Inc.	5.000	01-15-44	900,000	613,161
QVC, Inc. (B)	5.950	03-15-43	1,000,000	492,220
Diversified consumer services 2.2%
Garda World Security Corp. (B)(C)	4.625	02-15-27	750,000	692,752
Sotheby’s (A)(B)(C)	7.375	10-15-27	1,450,000	1,284,501
Stena International SA (C)	6.125	02-01-25	800,000	783,200
Hotels, restaurants and leisure 10.7%
Affinity Interactive (B)(C)	6.875	12-15-27	703,000	621,931
Allwyn Entertainment Financing UK PLC (C)	7.875	04-30-29	667,000	680,248
Caesars Entertainment, Inc. (B)(C)	7.000	02-15-30	1,059,000	1,069,613
Carnival Corp. (C)	6.000	05-01-29	673,000	604,952
Carnival Corp. (C)	7.625	03-01-26	750,000	739,886
Carnival Holdings Bermuda, Ltd. (B)(C)	10.375	05-01-28	615,000	671,057
CEC Entertainment LLC (B)(C)	6.750	05-01-26	830,000	798,110
Choice Hotels International, Inc. (B)	3.700	12-01-29	760,000	674,450
Expedia Group, Inc. (B)	5.000	02-15-26	1,000,000	990,898
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	546,000	503,601
International Game Technology PLC (C)	6.250	01-15-27	2,119,000	2,111,054
Jacobs Entertainment, Inc. (B)(C)	6.750	02-15-29	255,000	232,262
Mohegan Tribal Gaming Authority (B)(C)	8.000	02-01-26	535,000	494,875
New Red Finance, Inc. (B)(C)	4.375	01-15-28	935,000	863,927
Royal Caribbean Cruises, Ltd. (B)(C)	9.250	01-15-29	820,000	872,996
Travel + Leisure Company (C)	6.625	07-31-26	465,000	462,880
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	180,000	164,735
Yum! Brands, Inc.	5.375	04-01-32	700,000	662,616
Household durables 1.0%
KB Home	7.250	07-15-30	225,000	229,640
Newell Brands, Inc. (A)(B)	6.375	09-15-27	1,042,000	1,025,068
Specialty retail 0.8%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	160,000	141,553
Asbury Automotive Group, Inc. (C)	5.000	02-15-32	450,000	392,177
Lithia Motors, Inc. (C)	3.875	06-01-29	550,000	473,627
Consumer staples 1.8%				2,259,311
Food products 1.1%
Darling Ingredients, Inc. (C)	6.000	06-15-30	60,000	59,098
JBS USA LUX SA (B)(C)	5.750	04-01-33	840,000	807,255
Post Holdings, Inc. (B)(C)	5.625	01-15-28	510,000	492,833
Household products 0.7%
Edgewell Personal Care Company (A)(B)(C)	5.500	06-01-28	950,000	900,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date		Par value^	Value
Energy 20.3%					$25,116,012
Energy equipment and services 1.4%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25		500,000	487,500
CSI Compressco LP (B)(C)	7.500	04-01-25		380,000	370,500
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26		481,308	416,331
USA Compression Partners LP (B)	6.875	09-01-27		436,000	420,003
Oil, gas and consumable fuels 18.9%
Aker BP ASA (C)	5.600	06-13-28		700,000	698,838
Antero Midstream Partners LP (C)	5.375	06-15-29		425,000	398,423
Antero Resources Corp. (A)(B)(C)	7.625	02-01-29		310,000	317,506
Cenovus Energy, Inc. (B)	6.750	11-15-39		398,000	418,496
Cheniere Energy Partners LP	3.250	01-31-32		325,000	270,445
Cheniere Energy Partners LP	4.500	10-01-29		1,620,000	1,506,096
Crestwood Midstream Partners LP (C)	8.000	04-01-29		720,000	732,025
Delek Logistics Partners LP (B)(C)	7.125	06-01-28		535,000	494,875
Enbridge, Inc. (7.625% to 10-15-32, then 5 Year CMT + 4.418%) (B)	7.625	01-15-83		1,055,000	1,065,973
Energy Transfer LP (B)	4.200	04-15-27		1,000,000	958,671
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		1,285,000	1,128,617
EnLink Midstream LLC (C)	5.625	01-15-28		867,000	847,586
EQM Midstream Partners LP (C)	7.500	06-01-30		700,000	721,847
Howard Midstream Energy Partners LLC (B)(C)	8.875	07-15-28		511,000	522,549
Inversiones Latin America Power, Ltda. (C)	5.125	06-15-33		480,085	190,258
MEG Energy Corp. (B)(C)	5.875	02-01-29		237,000	227,197
New Fortress Energy, Inc. (B)(C)	6.500	09-30-26		1,000,000	917,557
NuStar Logistics LP	6.000	06-01-26		659,000	648,562
Occidental Petroleum Corp. (A)(B)	5.500	12-01-25		450,000	448,304
Occidental Petroleum Corp.	6.375	09-01-28		840,000	862,428
Occidental Petroleum Corp.	6.625	09-01-30		340,000	356,582
Parkland Corp. (C)	5.875	07-15-27		1,150,000	1,118,982
Petroleos Mexicanos	6.700	02-16-32		632,000	486,957
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,582,312
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27		1,000,000	990,434
Southwestern Energy Company	8.375	09-15-28		1,570,000	1,631,031
Sunoco LP	4.500	04-30-30		374,000	331,593
Sunoco LP	6.000	04-15-27		436,000	432,393
Talos Production, Inc. (B)	12.000	01-15-26		660,000	690,258
Targa Resources Partners LP (B)	5.500	03-01-30		770,000	742,503
The Oil and Gas Holding Company BSCC (C)	7.500	10-25-27		1,155,000	1,173,912
Venture Global Calcasieu Pass LLC (C)	6.250	01-15-30		520,000	508,468
Financials 29.3%					36,258,500
Banks 19.1%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)(D)	6.100	03-17-25		2,760,000	2,737,815
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29		2,200,000	2,046,000
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (C)(D)	6.625	03-25-24		1,063,000	1,032,439
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27		400,000	420,230
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (D)	5.650	10-06-25		1,000,000	950,500
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(D)	7.875	01-23-24		865,000	860,779
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(C)(D)	8.125	12-23-25		1,495,000	1,499,778
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR + 2.192%) (B)	6.361	10-27-28	1,000,000	$1,015,386
Freedom Mortgage Corp. (C)	8.250	04-15-25	650,000	642,321
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (A)(B)(D)	6.500	04-16-25	1,135,000	1,069,752
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)(D)	6.750	02-01-24	3,500,000	3,497,813
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	675,000	631,699
Popular, Inc.	7.250	03-13-28	620,000	626,200
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate + 4.979%) (C)(D)	7.875	12-18-23	1,656,000	1,636,131
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)	6.000	05-15-27	1,365,000	1,260,080
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)	6.250	03-15-30	537,000	491,045
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	1,600,000	1,643,680
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	1,565,000	1,529,788
Capital markets 0.5%
Brookfield Capital Finance LLC (B)	6.087	06-14-33	641,000	650,684
Consumer finance 3.6%
Ally Financial, Inc. (A)(B)	5.800	05-01-25	2,000,000	1,971,616
Ally Financial, Inc. (A)(B)	7.100	11-15-27	910,000	925,940
Avation Capital SA (8.250% Cash or 9.000% PIK) (C)	8.250	10-31-26	98,348	85,741
Enova International, Inc. (A)(B)(C)	8.500	09-15-25	635,000	625,539
OneMain Finance Corp. (A)(B)	9.000	01-15-29	444,000	451,148
World Acceptance Corp. (A)(B)(C)	7.000	11-01-26	472,000	414,326
Financial services 1.0%
Block, Inc. (A)(B)	3.500	06-01-31	325,000	272,212
Macquarie Airfinance Holdings, Ltd. (C)	8.375	05-01-28	379,000	385,894
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	600,000	573,750
Insurance 4.7%
Alliant Holdings Intermediate LLC (B)(C)	6.750	04-15-28	766,000	762,117
Athene Holding, Ltd. (B)	6.150	04-03-30	1,500,000	1,520,244
Athene Holding, Ltd. (B)	6.650	02-01-33	620,000	632,054
HUB International, Ltd. (B)(C)	7.250	06-15-30	634,000	646,052
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (B)	3.700	10-01-50	2,100,000	1,793,125
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	587,000	459,763
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (C)	5.500	11-01-23	500,000	496,859
Health care 5.5%				6,818,917
Health care equipment and supplies 0.5%
Varex Imaging Corp. (B)(C)	7.875	10-15-27	615,000	615,000
Health care providers and services 3.9%
Centene Corp.	4.625	12-15-29	400,000	371,892
DaVita, Inc. (B)(C)	3.750	02-15-31	440,000	351,840
Encompass Health Corp. (B)	4.750	02-01-30	600,000	545,360
HCA, Inc. (B)	3.500	09-01-30	700,000	615,299
HCA, Inc. (B)	5.500	06-15-47	1,760,000	1,643,308
HealthEquity, Inc. (C)	4.500	10-01-29	810,000	725,571
Tenet Healthcare Corp.	6.125	10-01-28	600,000	571,554
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.4%
IQVIA, Inc. (B)(C)	5.700	05-15-28	492,000	$488,989
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (C)	9.000	01-30-28	86,000	86,215
Bausch Health Companies, Inc. (A)(B)(C)	11.000	09-30-28	153,000	112,799
Bausch Health Companies, Inc. (C)	14.000	10-15-30	30,000	18,984
Organon & Company (C)	4.125	04-30-28	750,000	672,106
Industrials 15.8%				19,581,795
Aerospace and defense 1.5%
Bombardier, Inc. (B)(C)	7.875	04-15-27	1,040,000	1,036,688
TransDigm, Inc. (B)(C)	6.750	08-15-28	817,000	819,438
Commercial services and supplies 2.1%
Allied Universal Holdco LLC (B)(C)	6.625	07-15-26	1,100,000	1,050,407
APX Group, Inc. (C)	6.750	02-15-27	373,000	363,675
Cimpress PLC	7.000	06-15-26	725,000	684,219
Clean Harbors, Inc. (C)	6.375	02-01-31	459,000	461,195
Construction and engineering 1.8%
AECOM	5.125	03-15-27	900,000	868,818
Global Infrastructure Solutions, Inc. (B)(C)	5.625	06-01-29	650,000	547,316
MasTec, Inc. (B)(C)	4.500	08-15-28	450,000	417,777
Williams Scotsman International, Inc. (B)(C)	6.125	06-15-25	425,000	422,261
Electrical equipment 1.1%
Emerald Debt Merger Sub LLC (C)	6.625	12-15-30	832,000	826,800
Vertiv Group Corp. (C)	4.125	11-15-28	564,000	506,287
Ground transportation 2.5%
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,165,000	1,155,983
Uber Technologies, Inc. (C)	7.500	09-15-27	600,000	612,421
Uber Technologies, Inc. (B)(C)	8.000	11-01-26	1,350,000	1,377,248
Machinery 0.9%
JB Poindexter & Company, Inc. (B)(C)	7.125	04-15-26	625,000	617,019
TK Elevator U.S. Newco, Inc. (B)(C)	5.250	07-15-27	600,000	561,092
Passenger airlines 3.1%
American Airlines 2013-1 Class A Pass Through Trust (B)	4.000	07-15-25	331,942	308,706
American Airlines, Inc. (B)(C)	11.750	07-15-25	1,100,000	1,212,359
Delta Air Lines, Inc.	7.375	01-15-26	700,000	726,687
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	334,588	331,363
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	1,293,647	1,246,744
Professional services 0.8%
Concentrix Corp. (E)	6.849	08-02-33	992,000	959,099
Trading companies and distributors 2.0%
Ashland LLC	6.875	05-15-43	845,000	838,466
Boise Cascade Company (C)	4.875	07-01-30	625,000	570,313
United Rentals North America, Inc.	4.000	07-15-30	581,000	513,832
WESCO Distribution, Inc. (C)	7.250	06-15-28	535,000	545,582
Information technology 7.7%				9,536,952
IT services 1.1%
Sabre GLBL, Inc. (B)(C)	9.250	04-15-25	122,000	114,380
Sixsigma Networks Mexico SA de CV (C)	7.500	05-02-25	725,000	661,113
Virtusa Corp. (C)	7.125	12-15-28	786,000	658,381
Semiconductors and semiconductor equipment 1.7%
Entegris Escrow Corp. (C)	4.750	04-15-29	930,000	867,596
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (C)	3.875	09-01-28		714,000	$646,706
Qorvo, Inc. (C)	3.375	04-01-31		700,000	578,415
Software 2.0%
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.000	10-15-26		405,000	374,498
Consensus Cloud Solutions, Inc. (A)(B)(C)	6.500	10-15-28		960,000	830,404
NCR Corp. (B)(C)	5.125	04-15-29		150,000	134,137
NCR Corp. (B)(C)	5.250	10-01-30		535,000	476,410
Open Text Corp. (C)	6.900	12-01-27		616,000	629,473
Technology hardware, storage and peripherals 2.9%
CDW LLC	3.250	02-15-29		500,000	436,095
Dell International LLC (B)	8.350	07-15-46		746,000	935,769
Seagate HDD Cayman	5.750	12-01-34		939,000	832,764
Seagate HDD Cayman (C)	8.250	12-15-29		168,000	176,086
Xerox Holdings Corp. (C)	5.500	08-15-28		1,350,000	1,184,725
Materials 5.5%					6,771,432
Chemicals 0.6%
Braskem Idesa SAPI (A)(B)(C)	6.990	02-20-32		340,000	219,258
SCIL IV LLC (C)	5.375	11-01-26		310,000	284,939
Trinseo Materials Operating SCA (C)	5.125	04-01-29		400,000	235,168
Containers and packaging 3.7%
Ardagh Packaging Finance PLC (C)	5.250	08-15-27		600,000	516,000
Ball Corp.	6.000	06-15-29		322,000	322,000
Ball Corp. (A)(B)	6.875	03-15-28		581,000	594,395
Berry Global, Inc. (A)(B)(C)	5.625	07-15-27		622,000	606,756
OI European Group BV (C)	6.250	05-15-28	EUR	145,000	164,261
Owens-Brockway Glass Container, Inc. (A)(B)(C)	6.625	05-13-27		581,000	577,704
Sealed Air Corp. (C)	6.125	02-01-28		430,000	428,069
Sealed Air Corp. (C)	6.875	07-15-33		487,000	509,275
Trivium Packaging Finance BV (C)	5.500	08-15-26		900,000	855,080
Metals and mining 1.2%
First Quantum Minerals, Ltd. (C)	6.875	10-15-27		743,000	730,532
Novelis Corp. (C)	4.750	01-30-30		810,000	727,995
Real estate 3.7%					4,613,877
Health care REITs 0.5%
Diversified Healthcare Trust	9.750	06-15-25		620,000	613,373
Hotel and resort REITs 0.5%
XHR LP (B)(C)	4.875	06-01-29		730,000	635,028
Specialized REITs 2.7%
American Tower Corp. (B)	3.800	08-15-29		690,000	632,143
GLP Capital LP	5.375	04-15-26		815,000	799,810
Uniti Group LP (B)(C)	10.500	02-15-28		581,000	577,526
VICI Properties LP (C)	4.250	12-01-26		1,100,000	1,036,174
VICI Properties LP (C)	4.625	12-01-29		350,000	319,823
Utilities 4.0%					4,877,378
Electric utilities 2.4%
NRG Energy, Inc. (C)	3.625	02-15-31		430,000	337,453
NRG Energy, Inc.	6.625	01-15-27		336,000	333,644
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(D)	10.250	03-15-28		421,000	407,988
Vistra Operations Company LLC (C)	5.500	09-01-26		900,000	870,299
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (C)	5.625	02-15-27	1,000,000	$966,929
Gas utilities 0.7%
AmeriGas Partners LP (B)(C)	9.375	06-01-28	813,000	828,772
Independent power and renewable electricity producers 0.9%
Clearway Energy Operating LLC (C)	4.750	03-15-28	650,000	602,974

Talen Energy Supply LLC (C)	8.625	06-01-30	510,000	529,319
Convertible bonds 0.3% (0.2% of Total investments)				$373,733
(Cost $321,706)
Communication services 0.3%				373,733
Broadline retail 0.3%

DISH Network Corp.	3.375	08-15-26	674,000	373,733

Term loans (F) 3.9% (2.3% of Total investments)				$4,831,308
(Cost $5,345,239)
Communication services 1.1%				1,318,958
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (G)	TBD	12-06-27	365,176	353,538
Media 0.8%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month SOFR + 5.500%)	10.933	09-01-27	1,000,000	965,420
Consumer discretionary 0.8%				993,379
Hotels, restaurants and leisure 0.8%
Carnival Corp., USD Term Loan B (1 month SOFR + 3.000%)	8.433	06-30-25	994,872	993,379
Financials 0.1%				167,626
Insurance 0.1%
HUB International, Ltd., 2023 Term Loan B (3 month SOFR + 4.250%)	9.584	06-20-30	167,000	167,626
Health care 0.9%				1,159,751
Pharmaceuticals 0.9%
Bausch Health Americas, Inc. , 2022 Term Loan B (1 month SOFR + 5.250%)	10.605	02-01-27	1,425,000	1,159,751
Industrials 0.8%				982,851
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month SOFR + 4.750%)	10.338	04-20-28	950,000	982,851
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (H)(I)	0.000	07-13-21	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (H)(I)	0.000	03-13-22	514,063	0
Materials 0.2%				208,743
Chemicals 0.2%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (G)	TBD	05-03-28	264,326	208,743

Collateralized mortgage obligations 0.0% (0.0% of Total investments)				$65,989
(Cost $103,663)
Commercial and residential 0.0%				59,527
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	1,593,125	16,632
Series 2007-4, Class ES IO	0.350	07-19-47	1,657,988	21,792
Series 2007-6, Class ES IO (C)	0.343	08-19-37	1,706,967	21,103
U.S. Government Agency 0.0%				6,462
Government National Mortgage Association
Series 2012-114, Class IO	0.620	01-16-53	423,438	6,462
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Asset backed securities 6.2% (3.7% of Total investments)				$7,659,505
(Cost $7,715,517)
Asset backed securities 6.2%				7,659,505
AMMC CLO XIII, Ltd.
Series 2013-13A, Class A1R2 (3 month CME Term SOFR + 1.312%) (C)(J)	6.657	07-24-29	850,152	849,210
Concord Music Royalties LLC
Series 2022-1A, Class A2 (C)	6.500	01-20-73	850,000	834,792
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,561	14,290
Cutwater, Ltd.
Series 2015-1A, Class AR (3 month CME Term SOFR + 1.482%) (C)(J)	6.790	01-15-29	337,132	336,083
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (C)	5.450	04-20-48	811,485	694,004
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A (3 month LIBOR + 1.050%) (C)(J)	6.645	01-21-28	746,774	745,637
LCM XX LP
Series 20A, Class BR (3 month CME Term SOFR + 1.812%) (C)(J)	7.138	10-20-27	280,000	279,507
MVW LLC
Series 2022-1A, Class D (C)	7.350	11-21-39	775,376	734,644
Series 2023-1A, Class D (C)	8.830	10-20-40	782,343	774,888
Neighborly Issuer LLC
Series 2023-1A, Class A2 (C)	7.308	01-30-53	1,019,875	993,022
OFSI BSL VIII, Ltd.
Series 2017-1A, Class AR (3 month CME Term SOFR + 1.262%) (C)(J)	6.570	08-16-29	234,589	234,358
Sound Point CLO, Ltd.
Series 2013-2RA, Class A1 (3 month LIBOR + 0.950%) (C)(J)	6.520	04-15-29	487,967	485,882
Vantage Data Centers LLC
Series 2019-1A, Class A2 (C)	3.188	07-15-44	273,837	264,691
Westgate Resorts LLC
Series 2020-1A, Class C (C)	6.213	03-20-34	252,434	248,969
Zais CLO 8, Ltd.
Series 2018-1A, Class A (3 month CME Term SOFR + 1.212%) (C)(J)	6.520	04-15-29	170,048	169,528

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$295,495
(Cost $692,558)
Industrials 0.0%		0
Passenger airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)(K)	82,159	0
Utilities 0.2%		295,495
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	10,000	295,495

Preferred securities 1.3% (0.8% of Total investments)		$1,602,152
(Cost $1,564,870)
Communication services 0.5%		568,323
Wireless telecommunication services 0.5%
U.S. Cellular Corp., 6.250% (B)	34,675	568,323
Energy 0.4%		489,060
Oil, gas and consumable fuels 0.4%
Energy Transfer LP, 7.600% (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	19,800	489,060
Utilities 0.4%		544,769
Multi-utilities 0.4%
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	21,575	544,769
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value

Warrants 0.0% (0.0% of Total investments)		$8,199
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (K)	12,775	8,199

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$4,095
(Cost $0)
LSC Communications, Inc. (C)(I)(K)	2,100,000	4,095

	Yield (%)	Shares	Value
Short-term investments 7.8% (4.6% of Total investments)			$9,595,740
(Cost $9,596,585)
Short-term funds 7.8%			9,595,740
John Hancock Collateral Trust (L)	5.2927(M)	960,054	9,595,740

Total investments (Cost $221,773,251) 170.3%	$210,748,605
Other assets and liabilities, net (70.3%)	(87,003,764)
Total net assets 100.0%	$123,744,841

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-23 was $108,594,709. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $26,918,916.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $99,255,474 or 80.2% of the fund’s net assets as of 7-31-23.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Non-income producing - Issuer is in default.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(M)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following country composition as a percentage of total investments on 7-31-23:
United States	79.2%
Canada	4.2%
France	3.4%
Mexico	2.4%
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Cayman Islands	1.9%
United Kingdom	1.8%
Luxembourg	1.6%
Bermuda	1.3%
Netherlands	1.0%
Ireland	1.0%
Other countries	2.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MXN	1,280,000	USD	73,814	SSB	9/20/2023	$1,954	—
USD	78,965	EUR	72,500	SSB	9/20/2023	—	$(938)
USD	2,721,627	MXN	49,480,487	GSI	9/20/2023	—	(207,310)
						$1,954	$(208,248)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$1,033,169	$1,033,169
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	644,257	644,257
								—	$1,677,426	$1,677,426

(a)	At 7-31-23, the overnight SOFR was 5.310%.

Derivatives Currency Abbreviations
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$19,071,934	—	$19,071,934	—
Corporate bonds	167,240,455	—	167,240,455	—
Convertible bonds	373,733	—	373,733	—
Term loans	4,831,308	—	4,831,308	—
Collateralized mortgage obligations	65,989	—	65,989	—
Asset backed securities	7,659,505	—	7,659,505	—
Common stocks	295,495	$295,495	—	—
Preferred securities	1,602,152	1,602,152	—	—
Warrants	8,199	—	8,199	—
Escrow certificates	4,095	—	—	$4,095
Short-term investments	9,595,740	9,595,740	—	—
Total investments in securities	$210,748,605	$11,493,387	$199,251,123	$4,095
Derivatives:
Assets
Forward foreign currency contracts	$1,954	—	$1,954	—
Swap contracts	1,677,426	—	1,677,426	—
Liabilities
Forward foreign currency contracts	(208,248)	—	(208,248)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
|	13

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	960,054	$8,200,704	$47,416,944	$(46,023,940)	$2,298	$(266)	$188,983	—	$9,595,740
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
14	|